Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenues:
Total revenues	$ 88,713	$ 108,716	$ 114,065
Cost of operations:
Compensation and benefits	39,426	47,549	48,010
Fuel expenses	10,297	15,805	17,434
Repairs & tires	5,940	7,373	7,194
Other operating	3,575	4,811	4,679
Insurance and losses	8,640	9,426	11,729
Depreciation expense	7,383	7,870	8,759
Rents, tags & utilities	2,933	3,406	3,385
Sales, general & administrative	8,936	9,884	9,735
Corporate expenses	2,114	2,270	2,124
Gain on disposition of PP&E	(774)	(1,657)	(1,030)
Total cost of operations	88,470	106,737	112,019
Total operating profit	243	1,979	2,046
Interest income and other	135	446	190
Interest expense	(31)	(32)	(39)
Income before income taxes	347	2,393	2,197
Provision for (benefit from) income taxes	90	630	(2,922)
Net income	$ 257	$ 1,763	$ 5,119
Earnings per common share:
Net income - basic	$ .08	$ 0.53	$ 1.54
Net income - diluted	$ .08	$ 0.53	$ 1.54
Number of shares (in thousands) used in computing:
-basic earnings per common share	3,369	3,342	3,318
-diluted earnings per common share	3,370	3,343	3,320
Transportation Revenue
Revenues:
Transportation revenues	$ 82,503	$ 98,279	$ 103,131
Fuel Surcharge Revenue
Revenues:
Transportation revenues	$ 6,210	$ 10,437	$ 10,934